Cover	Mar. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41581
Entity Registrant Name	RENX ENTERPRISES CORP.
Entity Central Index Key	0001959023
Entity Tax Identification Number	87-1375590
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Biscayne Blvd.
Entity Address, Address Line Two	#1201
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	646
Local Phone Number	240-4235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	RENX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false